OPERATING LEASES - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Vessels leased to third parties, cost	$ 1,922,200	$ 1,658,900
Vessels leased to third parties, accumulated depreciation	39,300	288,400
Operating lease, ROU asset	$ 899	$ 2,758	$ 3,400
Weighted average remaining lease term	2 years 4 months 24 days
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other non-current assets	Other non-current assets	Other non-current assets